Financial Risk Management - Capital Risk Management, Net Debt (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Financial Instruments [Abstract]
Cash and cash equivalents	R 993	R 706	R 1,246	R 1,256
Borrowings	(5,915)	(5,614)
Net debt	R (4,922)	R (4,908)